SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Other Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Other Non-Cash Working Capital
Non-cash financing activities	$ (26)	$ 16	$ (3,791)
Non-cash investing activities	$ (3,753)	$ 1,523	$ (49,472)